BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS - Summary (Details) - COP ($) $ in Millions		Dec. 31, 2025		Dec. 31, 2024
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions		$ 9,356,428	[1]	$ 15,689,532
Liabilities related to investments in subsidiaries held for sale		34,416,684	[1]	0
Banistmo S.A.
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Liabilities related to investments in subsidiaries held for sale	[1]	27,293,518
Reclassification Of Foreign Financial Obligations | Banistmo S.A.
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Liabilities related to investments in subsidiaries held for sale	[1]	1,755,502
Obligations granted by foreign banks
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions		4,163,897		10,619,033
Obligations granted by domestic banks
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions		$ 5,192,531		$ 5,070,499

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.